UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22410

T. Rowe Price Real Assets Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRAFX Real Assets Fund –
.
PRIKX Real Assets Fund–
.
I  Class
TRZRX Real Assets Fund–
.
Z Class

T. ROWE PRICE Real Assets Fund
HIGHLIGHTS
The Real Assets Fund delivered positive performance but underperformed the broader global equities index and its combined index portfolio for the 12-month period ended December 31, 2023.
Security selection within natural resources weighed on relative returns, while selection among real estate equities was beneficial.
We do not usually make active tilts to express views, but we allow allocations resulting in market moves to persist; for example, our current underweight to natural resources relative to metals and real estate has arisen due to volatile natural resources performance throughout 2023. Instead of using tilts to express views, the fund employs an active overlay program to take advantage of inflation opportunities and help manage total portfolio risk. These decisions, taken at the multi-asset level, added to relative returns this year.
Although there have been signs that price pressures may be easing, we think that forecasts estimating rapid and persistent disinflation are overly optimistic because of the lack of business investment and shortages in housing and labor. In our view, the diversification benefits of the Real Assets Fund may help to provide a buffer, especially since an environment of higher inflation historically has been a headwind for more traditional stock and bond portfolios.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Real Assets Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Real Assets Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Real Assets Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term growth of capital.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Real Assets Fund returned 6.60% for the 12 months ended
December 31, 2023. The fund underperformed the broader global equities market, represented by the MSCI All Country World Index Net, and lagged its combined index portfolio—a custom benchmark composed of multiple indexes that represent the asset classes in which the fund invests. (Returns for the I
Class and Z Class varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
During the year, geopolitical
turbulence, elevated inflation,
and choppy global supply
and demand trends created a
volatile market environment
for many commodities. Oil
ended down nearly 10%, with
natural gas also finishing
lower. Base metals were
mixed, while gold reached
record highs. Real estate
stocks delivered double-digit
returns over the period as the
prospect for a soft-landing
scenario and a more resilient-
than-expected consumer drove valuations higher and provided confidence around a favorable operating environment in 2024.
Within the fund, our commodity sleeves—the allocation to natural resources in particular—detracted from relative performance. An overweight allocation and stock selection in the diversified metals and mining sector had a negative impact. Our position in First Quantum Minerals held back returns as social unrest around its mine in Panama caused the government to declare its contract unconstitutional and, eventually, close the mine, significantly pulling down share price and causing supply concerns within the industry.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Real Assets Fund –
.
5.43% 6.60%
Real Assets Fund–
.
I  Class 5.53 6.87
Real Assets Fund–
.
Z  Class 5.89 7.54
MSCI All Country World
Index Net 7.26 22.20
MSCI All Country World
Index 7.48 22.81
Combined Index Portfolio
Net 8.57 9.32
For definition of the Combined Index Portfolio, please see
the Benchmark Information section.

T. ROWE PRICE Real Assets Fund

Our exposure to the semiconductor equipment industry weighed on relative performance driven by our position in SolarEdge Technologies, an Israeli energy technology company that sells components for residential and commercial solar markets and the world’s largest solar inverter supplier.
The share price fell due to a soft outlook, which acknowledged broad excess inventory of solar panels as well as headwinds around structural change to U.S.
demand, falling electricity prices in Europe, and high interest rates. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Conversely, our position
in Cameco, the world’s
largest uranium producer,
benefited relative returns.
After a challenging decade
of performance, uranium
prices reached a 15-year high,
supported by continued tight
supply and elevated demand
in the wake of a global shift
in support for nuclear power
as a cleaner source of energy.
Security selection in U.S.
and global real estate stocks
bolstered performance. In the
United States, a significant
underweight to the triple
net sector contributed to
relative performance as the
sector lagged due to concerns
about the ability of property
owners to access additional
financing, as well as
stagnant rent growth and below-average transaction volumes. Shares of Hilton
Worldwide Holdings and Marriott advanced, supported by resilience in leisure travel and a rebound in group bookings. However, our underweight position and stock selection in data centers detracted from relative results as our holding in Equinix produced negative results.
Outside the United States, stock picking in Australia aided relative performance, driven by holdings in the Goodman Group, a commercial and industrial property group. Stock selection in the UK also had a positive impact.
Shares of Intercontinental Hotels Group, which is the third-largest global
INDUSTRY DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Diversified Metals and
Mining 10.4% 10.4%
Gold 9.0 8.9
Industrial REITs 6.8 7.5
Steel 5.3 6.8
Integrated Oil and Gas 5.6 5.6
Oil and Gas Exploration
and Production 5.7 5.5
Retail REITs 4.0 4.8
Multifamily Residential
REITs 4.4 4.6
Self-Storage REITs 3.3 3.5
Copper 3.0 3.1
Other and Reserves 42.5 39.3
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Real Assets Fund

hotel franchisor, delivered strong performance over the period. However, stock selection in Hong Kong was a source of relative weakness, driven by
Wharf Real Estate Investment. A slow recovery in tourism remained a major headwind that the company faced over the year.
The multi-asset managers employ a derivatives-based overlay strategy to manage the risks in the fund, and these investments had a positive impact on relative performance. The purpose of this strategy is to offset market exposure inherited from the underlying components as needed, as well as to adjust the fund’s risk profile and potentially enhance returns in response to the portfolio managers’ view on inflationary conditions. The multi-asset investments added modestly in 2023, reflecting our cash management and equitization decisions, which kept the fund fully invested throughout the year. We increased our real estate exposure in 2023, in anticipation that rates would peak, helping to boost the relative returns of real estate investment trusts (REITs) over commodities. It is important to note that, over the long term, we expect tactical decisions from the fund’s portfolio managers to account for a modest contribution to overall relative value, with the remainder of performance to be driven by security selection within the underlying components.
How is the fund positioned?
Our investment ideas are linked to our view on the expected evolution of inflation. Our core focus is to help mitigate unexpected inflation shocks using inflation-sensitive equities. Within the fund, we do not actively rebalance allocations based on a set schedule but instead prefer to rebalance infrequently and allow our successful investments to run prior to taking profits. Therefore, our allocations may occasionally drift during periods of strong outperformance in certain sectors or subsectors. However, our goal is to maintain the fund’s positioning broadly in line with designated neutral allocations to the main underlying components outlined below:
Global Natural Resources (30%) invests in resource companies involved in energy, forest products, mining, and other commodities.
Global Metals and Mining (25%) invests in metals and mining companies that own or develop basic commodities with attractive long-term supply and demand fundamentals.
Precious Metals (5%) is an additional sub-portfolio within the global metals and mining sector that provides a strategic overweight to the gold and precious metals subindustries.
U.S. Real Estate (20%) and Global Real Estate (20%) invest in companies across the commercial real estate sector that include apartment, residential, lodging, industrial, office, and retail.

T. ROWE PRICE Real Assets Fund

The fund’s underlying components focus on owning high-quality companies, with solid balance sheets and responsible capital allocation practices, that operate efficiently at a lower cost and are capable of generating cash flow growth and profits when prices are under pressure. Our fund positioning includes a top-down view of the real assets sector, with a focus on how inflation affects the various securities in the portfolio.
What is portfolio management’s outlook?
At the end of 2023, inflation fell rapidly enough that the market could begin to price in rate cuts. During the fourth quarter, headline inflation continued
to ease. More importantly for the market, the Federal Reserve’s preferred measure—core personal consumption expenditures inflation—moderated sharply. Thanks to this improving price outlook on a sequential basis, the market moved during the fourth quarter from pricing three cuts to six cuts in 2024.
In the near term, inflation risks are split between upside risks from continued
U.S. growth and downside risks from the Federal Reserve overtightening or a hard landing in China. On the upside, the U.S. economy has surprised with its resilience, and the unemployment rate remains low. U.S. consumers continue to spend down excess savings from the COVID-era support programs, while business investment receives ongoing support from the CHIPS and Science
Act and Inflation Reduction Act incentives. On the downside, there is a risk that the Federal Reserve will continue to hike into 2024. A larger, and less appreciated, risk is the serious chance that the housing market in China finally cracks—resulting in a large disinflationary impulse, as excess production gets exported.
Beyond these shorter-term cyclical risks, we remain firmly convinced that inflation will be a durable investment theme. The global economy has not had a proper business investment cycle, leaving it vulnerable to future disruptions in supply and demand. In the United States, there has been a shortage of housing, which should keep shelter inflation structurally higher in the medium term.
On the industrial side, mining and energy companies only recently, reluctantly, have increased investment, despite near-record-high prices for commodities.
Even China, which had been a source of global capital spending over the past decade, has seen a marked decline in the business investment rate, removing a source of disinflation for the global economy.
Demographics remain a potent force due to the global aging of the workforce and a lack of immigration, leaving economies with tighter labor markets.
By all measures, the labor market has already hit its limit, with little spare capacity. The coronavirus pandemic drove an acceleration of retirements for older workers, many of whom are unlikely to reenter the workforce once

T. ROWE PRICE Real Assets Fund

retired. Younger workers have already largely reentered, with the prime age employment to population ratio now above the pre-pandemic level, thanks to a surge in women reentering the workforce as more service sector jobs open up. By contrast, men are experiencing a long-run, unexplained decline in employment participation that existed before the pandemic. Thus, unless immigration suddenly and surprisingly opens up in the next several years, the labor market looks set to remain structurally tight, putting upward pressure on wages.
Adding to the upward pressure are the ongoing and rising geopolitical risks.
The Russian invasion of Ukraine is approaching its second anniversary. The
Israel-Hamas war is increasing tensions in the region as the potential of the war to spill over grows. Additionally, there are increasing pressures for Western technology companies to cut ties with China, which is forcing a fragmentation and duplication of supply chains along geopolitical lines. These forces are difficult to model formally, but they seem likely to drive inflation expectations higher. This is one factor that exacerbated inflation in the 1970s, and if tensions continue to mount, they could have an even larger impact now, especially coming after more than three decades of increasing globalization. Many companies have built operations assuming just-in-time inventories and a free flow of goods. Unwinding these business models will be costly.
With this backdrop, the diversification benefits of the Real Assets Fund may help to provide a buffer, especially since an environment of higher inflation historically has been a headwind for more traditional stock and bond portfolios.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Real Assets Fund

RISKS OF INVESTING
The fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Funds that invest only in specific industries will experience greater volatility than funds investing in a broad range of industries. The rate of earnings growth of natural resources companies may be irregular since these companies are strongly affected by natural forces, global economic cycles, and international politics. For example, stock prices of energy companies can fall sharply when oil prices decrease.
For a more thorough discussion of risks, please see the fund’s prospectus.
BENCHMARK INFORMATION
Combined index portfolio: The Real Assets Combined Index Portfolio is composed of 30% MSCI World Select Natural Resources Net, 25% MSCI All
Country World Index Metals and Mining Net, 20% FTSE NAREIT All Equity
REITs Index, 20% EPRA/NAREIT Developed Real Estate Index Net, 4% MSCI
All Country World Index IMI Gold Net, 1% MSCI All Country World Index
IMI Precious Metals Net.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Note: FTSE is a trademark of the LSE Group and is used by FTSE International
Limited ("FTSE") under license. "NAREIT" is a trademark of the Nareit. All rights in the FTSE NAREIT All Equity REITs Index and the EPRA/NAREIT
Developed Real Estate Index Net (the “Index”) vest in FTSE and Nareit.
Neither FTSE, nor the LSE Group, nor Nareit accept any liability for any errors

T. ROWE PRICE Real Assets Fund

or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the FTSE or Nareit is permitted without the relevant FTSE’s express written consent. FTSE, the LSE Group, and Nareit do not promote, sponsor or endorse the content of this communication.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Real Assets Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Bhp 3.5%
Prologis 3.3
Equinix 2.6
American Tower 1.9
Public Storage 1.8
Simon Property Group 1.7
Freeport-McMoRan 1.7
Welltower 1.6
Nucor 1.4
Regency Centers 1.3
ExxonMobil 1.3
Glencore 1.3
AvalonBay Communities 1.3
Essex Property Trust 1.2
ConocoPhillips 1.2
Franco-Nevada 1.1
Equity LifeStyle Properties 1.1
Equity Residential 1.1
Rexford Industrial Realty 1.1
Vale 1.1
Steel Dynamics 1.1
Wheaton Precious Metals 1.0
American Homes 4 Rent 1.0
TotalEnergies 0.9
Newmont 0.9
Total 37.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Real Assets Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
REAL ASSETS FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Real Assets Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Real Assets Fund –
.
6.60% 9.00% 4.66% – –
Real Assets Fund–
.
I  Class 6.87 9.21 – 7.20% 8/28/15
Real Assets Fund–
.
Z  Class 7.54 – – 19.03 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I and
0.03
Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Real Assets Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Real Assets Fund 0.93%
Real Assets Fund–I Class 0.69
Real Assets Fund–Z Class 0.66
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Real Assets Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
REAL ASSETS FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,054.30 $4.97
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.37   4.89
I Class
Actual   1,000.00   1,055.30   3.57
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.73   3.52
Z Class
Actual   1,000.00   1,058.90   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.96%, the
2
I Class
was 0.69%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Real Assets Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 13.55 $ 15.30 $ 12.40 $ 11.75 $ 10.09
Investment activities
Net investment income
(1)(2)
0.32 0.41 0.29 0.25 0.28
Net realized and unrealized gain/
loss 0.57 (1.97) 2.89 0.57 1.69
Total from investment activities 0.89 (1.56) 3.18 0.82 1.97
Distributions
Net investment income (0.22) (0.19) (0.28) (0.17) (0.31)
NET ASSET VALUE
End of period $ 14.22 $ 13.55 $ 15.30 $ 12.40 $ 11.75
Ratios/Supplemental Data
Total return
(2)(3)
6.60% (10.26)% 25.72% 6.99% 19.60%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.95% 0.92% 0.84% 0.83% 0.81%
Net expenses after waivers/
payments by Price Associates 0.95% 0.92% 0.84% 0.83% 0.81%
Net investment income 2.34% 2.91% 2.03% 2.34% 2.45%
Portfolio turnover rate 65.1% 47.8% 55.7% 52.5% 59.5%
Net assets, end of period (in
millions) $142 $145 $323 $335 $2,322
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Real Assets Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 13.39 $ 15.23 $ 12.34 $ 11.73 $ 10.08
Investment activities
Net investment income
(1)(2)
0.34 0.38 0.31 0.23 0.29
Net realized and unrealized gain/
loss 0.57 (1.91) 2.89 0.61 1.69
Total from investment activities 0.91 (1.53) 3.20 0.84 1.98
Distributions
Net investment income (0.27) (0.31) (0.31) (0.23) (0.33)
NET ASSET VALUE
End of period $ 14.03 $ 13.39 $ 15.23 $ 12.34 $ 11.73
Ratios/Supplemental Data
Total return
(2)(3)
6.87% (10.11)% 26.02% 7.18% 19.72%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.69% 0.68% 0.67% 0.66% 0.66%
Net expenses after waivers/
payments by Price Associates 0.69% 0.68% 0.67% 0.66% 0.66%
Net investment income 2.54% 2.76% 2.19% 2.15% 2.56%
Portfolio turnover rate 65.1% 47.8% 55.7% 52.5% 59.5%
Net assets, end of period (in
thousands) $1,153,256 $822,109 $508,942 $367,792 $945,041
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Real Assets Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 13.47 $ 15.28 $ 12.38 $ 8.07
Investment activities
Net investment income
(2)(3)
0.44 0.50 0.41 0.21
Net realized and unrealized gain/loss 0.56 (1.93) 2.89 4.38
Total from investment activities 1.00 (1.43) 3.30 4.59
Distributions
Net investment income (0.34) (0.38) (0.40) (0.28)
NET ASSET VALUE
End of period $ 14.13 $ 13.47 $ 15.28 $ 12.38
Ratios/Supplemental Data
Total return
(3)(4)
7.54% (9.43)% 26.76% 56.91%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.66% 0.65% 0.65% 0.65%
(5)
Net expenses after waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 3.24% 3.57% 2.88% 2.38%
(5)
Portfolio turnover rate 65.1% 47.8% 55.7% 52.5%
Net assets, end of period (in millions) $8,355 $5,657 $4,113 $2,914
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Real Assets Fund
December 31, 2023

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 93.5%
COMMUNICATION SERVICES 0.1%
Integrated Telecommunication Services 0.1%
Cellnex Telecom (EUR)  337,649 13,294
Total Communication Services 13,294
CONSUMER DISCRETIONARY 1.0%
Homebuilding 0.2%
Persimmon (GBP)  1,246,216 22,028
22,028
Hotels, Resorts, & Cruise Lines 0.8%
H World Group (HKD)  1,412,200 4,722
Hilton Worldwide Holdings  202,621 36,895
InterContinental Hotels Group (GBP)  145,682 13,137
Kyoritsu Maintenance (JPY)  179,500 7,613
Marriott International, Class A  55,475 12,510
74,877
Total Consumer Discretionary 96,905
CONSUMER STAPLES 0.0%
Agricultural Products & Services 0.0%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $2,705  (1)(2)(3) 146,479 765
Total Consumer Staples 765
ENERGY 16.9%
Coal & Consumable Fuels 0.6%
Cameco (4) 775,036 33,404
NAC Kazatomprom, GDR  507,606 20,761
54,165
Integrated Oil & Gas 5.6%
BP, ADR  1,661,402 58,814
Chevron  428,938 63,980
Equinor (NOK)  915,069 29,000
Exxon Mobil  1,260,763 126,051
Galp Energia (EUR)  1,470,372 21,635
OMV (EUR)  476,333 20,898
Shell (GBP)  2,566,014 83,996
Suncor Energy (CAD)  1,419,851 45,487
TotalEnergies (EUR)  1,340,368 91,144
541,005
Oil & Gas Drilling 0.4%
Noble  398,042 19,170

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Seadrill  (3) 322,128 15,230
34,400
Oil & Gas Equipment & Services 2.1%
Baker Hughes  861,564 29,448
ChampionX  452,881 13,229
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $2,530  (1)(2)(3)(5) 2,530,088 1,467
Expro Group Holdings  (3) 553,843 8,817
Halliburton  883,284 31,931
Schlumberger  1,254,246 65,271
TechnipFMC  1,667,417 33,582
Tenaris, ADR  415,329 14,437
198,182
Oil & Gas Exploration & Production 5.5%
Canadian Natural Resources (CAD)  890,537 58,343
Chesapeake Energy  (4) 195,362 15,031
ConocoPhillips  970,673 112,666
Diamondback Energy  326,618 50,652
EOG Resources  526,121 63,634
EQT  905,080 34,991
Hess  560,109 80,745
Kosmos Energy  (3) 3,301,111 22,151
Pioneer Natural Resources  218,534 49,144
Range Resources  744,083 22,650
Southwestern Energy  (3) 3,140,207 20,568
530,575
Oil & Gas Refining & Marketing 1.1%
Marathon Petroleum  336,541 49,929
Phillips 66  134,400 17,894
Valero Energy  309,006 40,171
107,994
Oil & Gas Storage & Transportation 1.6%
Enbridge  1,599,595 57,617
Equitrans Midstream  1,602,945 16,318
Targa Resources  285,400 24,793
Williams  1,529,363 53,268
151,996
Total Energy 1,618,317
INDUSTRIALS & BUSINESS SERVICES 2.1%
Construction & Engineering 0.1%
Quanta Services  57,676 12,446
12,446

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Components & Equipment 0.5%
Hubbell  42,938 14,124
Schneider Electric (EUR)  64,380 12,960
Sociedad Quimica y Minera de Chile, ADR  312,936 18,845
45,929
Industrial Machinery & Supplies & Components 0.3%
Sandvik (SEK)  1,153,949 25,070
25,070
Rail Transportation 1.2%
Canadian National Railway (CAD)  172,978 21,742
Canadian Pacific Kansas City  (4) 257,331 20,344
CSX  583,123 20,217
Norfolk Southern  122,488 28,954
Union Pacific  83,348 20,472
111,729
Total Industrials & Business Services 195,174
MATERIALS 34.5%
Aluminum 0.9%
Alcoa  258,790 8,799
Aluminium Bahrain (BHD)  4,223,980 12,554
Aluminum Corp of China, Class H (HKD)  7,920,000 3,960
China Hongqiao Group (HKD)  4,811,000 3,939
Hindalco Industries (INR)  877,897 6,469
Norsk Hydro (NOK)  7,644,551 51,384
87,105
Commodity Chemicals 0.1%
LG Chem (KRW)  34,886 13,418
13,418
Construction Materials 0.2%
Vulcan Materials  87,172 19,789
19,789
Copper 2.7%
Antofagasta (GBP)  245,801 5,256
Central Asia Metals (GBP)  2,941,780 6,768
ERO Copper (CAD)  (3) 2,390,789 37,800
First Quantum Minerals (CAD)  808,479 6,620
Freeport-McMoRan  3,949,113 168,114
Southern Copper  415,442 35,757
260,315
Diversified Chemicals 0.1%
Huntsman  560,100 14,075
14,075

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Metals & Mining 9.8%
Adriatic Metals, CDI (AUD)  (3) 6,263,490 17,063
Anglo American (GBP)  2,735,052 68,449
BHP Group (AUD)  9,778,222 334,069
Boliden (SEK)  1,356,055 42,444
Filo (CAD)  (3) 717,860 11,437
Foran Mining (CAD)  (3) 1,776,779 4,968
Glencore (GBP)  20,406,600 122,665
Grupo Mexico, Series B (MXN)  5,013,415 27,808
Ivanhoe Electric  (3) 2,226,220 22,440
Ivanhoe Mines, Class A (CAD)  (3)(4) 7,682,078 74,499
Korea Zinc (KRW)  30,356 11,685
Meridian Mining U.K. Societas (CAD)  (3)(4) 1,808,262 519
MMC Norilsk Nickel (RUB)  (1) 75,310 —
NGEx Minerals (CAD)  (3) 1,131,488 6,114
Rio Tinto (AUD)  590,147 54,646
Rio Tinto (GBP)  1,125,518 83,717
Teck Resources, Class B  (4) 1,423,993 60,192
Verai Discoveries, Series A1, Acquisition Date: 10/17/22,
Cost $1,258  (1)(2)(3) 62,199 1,258
943,973
Fertilizers & Agricultural Chemicals 0.5%
CF Industries Holdings  351,487 27,943
Nutrien  399,800 22,521
50,464
Forest Products 0.4%
Louisiana-Pacific  230,300 16,312
West Fraser Timber (CAD)  272,989 23,355
39,667
Gold 8.9%
Agnico Eagle Mines (CAD)  712,901 39,087
Agnico Eagle Mines  (4) 315,921 17,328
Alamos Gold, Class A (CAD)  2,354,268 31,662
Alamos Gold, Class A  1,032,999 13,915
B2Gold  (4) 3,201,800 10,118
Barrick Gold  1,403,337 25,386
Bellevue Gold (AUD)  (3) 13,620,352 15,514
Capricorn Metals (AUD)  (3) 6,303,170 20,205
Centamin (GBP)  9,211,136 11,697
Emerald Resources (AUD)  (3) 22,417,645 45,961
Endeavour Mining (CAD)  (4) 1,917,518 43,081
Evolution Mining (AUD)  910,660 2,450
Franco-Nevada (CAD)  998,699 110,622
G Mining Ventures (CAD)  (3) 7,335,444 7,806

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Genesis Minerals (AUD)  (3) 1,038,468 1,265
Gold Fields (ZAR)  317,193 4,813
K92 Mining (CAD)  (3)(4) 3,702,127 18,189
Karora Resources (CAD)  (3) 7,624,661 28,023
Kinross Gold  (4) 1,262,095 7,636
Lundin Gold (CAD)  1,143,856 14,278
Newmont  1,322,111 54,722
Newmont, CDI (AUD)  879,150 36,389
Northern Star Resources (AUD)  8,149,525 75,612
Osisko Gold Royalties (CAD)  (4) 1,135,825 16,210
Osisko Mining (CAD)  (3) 8,699,644 17,530
Osisko Mining, Warrants, 8/28/24 (CAD)  (3) 1,873,988 275
Polyus (RUB)  (1)(3) 63,061 —
Predictive Discovery (AUD)  (3) 34,679,008 4,958
Red 5 (AUD)  (3) 38,714,056 8,163
Royal Gold  63,901 7,730
Skeena Resources (CAD)  (3) 2,205,995 10,738
Snowline Gold (CAD)  (3) 1,022,089 3,818
Snowline Gold (CAD)  (3) 670,389 2,379
Wesdome Gold Mines (CAD)  (3) 6,530,284 37,997
Wheaton Precious Metals (CAD)  1,960,110 96,700
Zijin Mining Group, Class H (HKD)  7,982,000 13,012
855,269
Industrial Gases 1.3%
Air Liquide (EUR)  186,589 36,328
Linde  219,635 90,206
126,534
Metal Glass & Plastic Containers 0.2%
Ball  326,060 18,755
18,755
Paper & Plastic Packaging Products & Materials 0.2%
Packaging Corp. of America  115,983 18,895
18,895
Precious Metals & Minerals 1.3%
Alrosa (RUB)  (1) 19,084,530 —
Anglo American Platinum (ZAR)  645,941 33,904
ARE Holdings (JPY)  183,500 2,536
Fresnillo (GBP)  291,846 2,210
Impala Platinum Holdings (ZAR)  4,662,957 23,156
Industrias Penoles (MXN)  (3)(4) 958,718 13,985
Northam Platinum Holdings (ZAR)  3,646,488 27,630
Sibanye Stillwater (ZAR)  13,203,466 17,702
SilverCrest Metals (CAD)  (3)(4) 533,756 3,501
124,624

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Silver 0.0%
Aya Gold & Silver (CAD)  (3) 704,237 5,161
5,161
Specialty Chemicals 1.1%
HB Fuller  191,600 15,598
RPM International  166,083 18,540
Sherwin-Williams  113,860 35,513
Shin-Etsu Chemical (JPY)  887,800 37,131
106,782
Steel 6.8%
ArcelorMittal (EUR)  1,397,956 39,674
BlueScope Steel (AUD)  492,673 7,855
Champion Iron (AUD)  2,075,771 11,895
Cleveland-Cliffs  (3) 607,900 12,413
Commercial Metals  211,603 10,589
Hoa Phat Group (VND)  (3) 52,773,600 60,738
Nippon Steel (JPY)  2,421,700 55,321
Nucor  762,268 132,665
Reliance Steel & Aluminum  269,813 75,461
SSAB, Class A (SEK)  1,860,314 14,169
Steel Dynamics  881,925 104,155
Vale, ADR  6,685,700 106,035
voestalpine (EUR)  416,050 13,100
Warrior Met Coal  208,061 12,686
656,756
Total Materials 3,341,582
REAL ESTATE 37.9%
Data Center Real Estate Investment Trusts 2.6%
Equinix, REIT  311,046 250,513
250,513
Diversified Real Estate Activites 1.2%
Kerry Properties (HKD)  4,244,500 7,765
Mitsui Fudosan (JPY)  2,502,500 61,185
Sun Hung Kai Properties (HKD)  3,194,000 34,564
Tokyo Tatemono (JPY)  (4) 920,200 13,741
117,255
Diversified Real Estate Investment Trusts 0.1%
Tokyu REIT (JPY)  7,360 8,889
8,889
Health Care Real Estate Investment Trusts 2.8%
Healthcare Realty Trust, REIT  1,843,745 31,768
Ventas, REIT  1,777,532 88,592

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Welltower, REIT  1,678,063 151,311
271,671
Hotel & Resort Real Estate Investment Trusts 1.2%
Apple Hospitality REIT, REIT  2,565,075 42,606
Hoshino Resorts REIT (JPY)  2,039 8,177
Host Hotels & Resorts, REIT  1,348,867 26,262
Invincible Investment (JPY)  60,148 25,997
Pebblebrook Hotel Trust, REIT  1,028,066 16,428
119,470
Industrial Real Estate Investment Trusts 7.5%
EastGroup Properties, REIT  307,867 56,506
Goodman Group (AUD)  2,456,307 42,290
Granite Real Estate Investment Trust (CAD)  (4) 212,426 12,229
Industrial & Infrastructure Fund Investment (JPY)  10,298 10,183
Mapletree Industrial Trust (SGD)  8,831,300 16,778
Mitsui Fudosan Logistics Park (JPY)  7,685 24,911
Prologis, REIT  2,397,122 319,536
Rexford Industrial Realty, REIT  1,895,114 106,316
Segro (GBP)  2,538,937 28,632
Terreno Realty, REIT  1,335,328 83,685
Warehouses De Pauw (EUR)  654,067 20,589
721,655
Multi-Family Residential Real Estate Investment Trusts 4.6%
Apartment Investment & Management, Class A, REIT  (3) 582,815 4,564
AvalonBay Communities, REIT  650,533 121,793
Boardwalk Real Estate Investment Trust (CAD)  (4) 314,925 16,955
Camden Property Trust, REIT  429,175 42,613
Canadian Apartment Properties REIT (CAD)  (4) 396,571 14,605
Comforia Residential REIT (JPY)  (4) 4,828 10,844
Equity Residential, REIT  1,752,410 107,177
Essex Property Trust, REIT  459,989 114,050
UNITE Group (GBP)  1,194,304 15,865
448,466
Office Real Estate Investment Trusts 1.7%
Alexandria Real Estate Equities, REIT  268,287 34,011
Derwent London (GBP)  926,183 27,856
Douglas Emmett, REIT  1,390,452 20,161
Gecina (EUR)  236,650 28,809
Kilroy Realty, REIT  991,080 39,485
SL Green Realty, REIT  (4) 207,352 9,366
159,688

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Other Specialized Reits 0.4%
Gaming & Leisure Properties, REIT  854,477 42,168
42,168
Real Estate Development 0.2%
Katitas (JPY)  (4) 1,114,000 17,262
17,262
Real Estate Operating Companies 0.7%
LEG Immobilien (EUR)  (3) 416,539 36,451
StorageVault Canada (CAD)  3,413,273 13,472
Wharf Real Estate Investment (HKD)  5,949,000 20,111
70,034
Real Estate Services 0.2%
CBRE Group, Class A  (3) 200,618 18,675
18,675
Retail Real Estate Investment Trusts 4.8%
Acadia Realty Trust, REIT  3,150,144 53,521
CapitaLand Integrated Commercial Trust (SGD)  20,372,000 31,756
Federal Realty Investment Trust, REIT  69,354 7,147
Kimco Realty, REIT  992,154 21,143
Nexus Select Trust (INR)  6,706,977 10,961
Regency Centers, REIT  1,883,867 126,219
Scentre Group (AUD)  19,906,258 40,537
Simon Property Group, REIT  1,182,534 168,676
459,960
Self-Storage Real Estate Investment Trusts 3.5%
Big Yellow Group (GBP)  1,139,910 17,746
CubeSmart, REIT  1,510,842 70,027
Extra Space Storage, REIT  277,481 44,488
Public Storage, REIT  564,242 172,094
Shurgard Self Storage (EUR)  632,251 31,319
335,674
Single-Family Residential Real Estate Investment Trusts 2.6%
American Homes 4 Rent, Class A, REIT  2,673,856 96,152
Equity LifeStyle Properties, REIT  1,532,102 108,074
Sun Communities, REIT  373,273 49,888
254,114
Telecom Tower Real Estate Investment Trusts 3.0%
American Tower, REIT  828,606 178,880
Crown Castle, REIT  377,441 43,477
SBA Communications, REIT  280,806 71,238
293,595

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Timber Real Estate Investment Trusts 0.8%
Rayonier, REIT  721,935 24,120
Weyerhaeuser, REIT  1,475,068 51,288
75,408
Total Real Estate 3,664,497
UTILITIES 0.8%
Electric Utilities 0.6%
FirstEnergy  266,517 9,770
NextEra Energy  351,910 21,375
PG&E  619,294 11,166
Southern  199,442 13,985
56,296
Multi-Utilities 0.2%
Ameren  107,918 7,807
Dominion Energy  191,360 8,994
16,801
Total Utilities 73,097
Total Miscellaneous Common Stocks  0.2%  (6) 17,995
Total Common Stocks (Cost $7,916,063) 9,021,626
CONVERTIBLE PREFERRED STOCKS 1.2%
CONSUMER STAPLES 0.0%
Agricultural Products & Services 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $8  (1)(2)(3) 397 2
Total Consumer Staples 2
INDUSTRIALS & BUSINESS SERVICES 0.0%
Electrical Components & Equipment 0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $668  (1)(2)(3) 699,536 839
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21,
Cost $940  (1)(2)(3) 983,766 1,181
Total Industrials & Business Services 2,020
MATERIALS 1.2%
Copper 0.5%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $3,736  (1)(2)(3) 64,540 8,577
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $33,521  (1)(2)(3) 252,242 33,521
42,098

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Metals & Mining 0.6%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $18,268  (1)(2)(3) 666,457 28,512
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $19,888  (1)(2)(3) 464,875 19,888
Kobold Metals, Series B-Prime-1, Acquisition Date: 3/21/23,
Cost $6,053  (1)(2)(3) 141,490 6,053
Sortera Tech, Series C-1, Acquisition Date: 4/13/23,
Cost $2,367  (1)(2)(3) 171,757 2,367
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $2,464  (1)(2)(3) 121,855 2,464
59,284
Specialty Chemicals 0.1%
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $9,143  (1)
(2)(3) 696,477 9,394
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $2,466  (1)(2)(3) 234,786 3,082
12,476
Total Materials 113,858
Total Convertible Preferred Stocks (Cost $99,522) 115,880
CORPORATE BONDS 0.1%
First Quantum Minerals, 7.50%, 4/1/25  6,600,000 6,299
Total Corporate Bonds (Cost $6,220) 6,299
EQUITY MUTUAL FUNDS 1.3%
Global X Copper Miners ETF  658,340 24,688
iShares U.S. Home Construction ETF  (4) 111,488 11,342
SPDR S&P Homebuilders ETF  (4) 453,534 43,385
SPDR S&P Oil & Gas Exploration & Production ETF  (4) 171,496 23,479
VanEck Vectors Oil Services ETF  (4) 70,267 21,749
Total Equity Mutual Funds (Cost $91,014) 124,643
PREFERRED STOCKS 0.0%
ENERGY 0.0%
Oil & Gas Equipment & Services 0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 11/30/22,
Cost $142  (1)(2)(3)(5) 141,772 149
Total Energy 149
Total Preferred Stocks (Cost $142) 149

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.2%
T. Rowe Price Treasury Reserve Fund, 5.40%  (7)(8) 309,536,794 309,537
309,537
U.S. Treasury Obligations 0.5%
U.S. Treasury Bills, 5.402%, 5/9/24  (9) 47,357,000 46,491
46,491
Total Short-Term Investments (Cost $356,002) 356,028
SECURITIES LENDING COLLATERAL 2.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.42%  (7)(8) 85,621,504 85,622
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 85,622
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 5.42%  (7)(8) 176,758,280 176,758
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 176,758
Total Securities Lending Collateral (Cost $262,380) 262,380
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index,
Put, 1/19/24 @
$4,225.00  (3) 2,725 1,299,779 375
Total Options Purchased (Cost $3,802) 375
Total Investments in Securities
102.5% of Net Assets
(Cost $8,735,145) $ 9,887,380

T. ROWE PRICE Real Assets Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$119,519 and represents 1.2% of net assets.
(3) Non-income producing
(4) See Note 4 . All or a portion of this security is on loan at December 31, 2023.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
(9) At December 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
BHD Bahrain Dinar
BRL Brazilian Real
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLP Chilean Peso
CZK Czech Koruna
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble

T. ROWE PRICE Real Assets Fund

.
.
.
.
.
.
.
.
.
.
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
USD U.S. Dollar
VND Vietnam Dong
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Total Return Swaps (0.0)%
Goldman Sachs, Pay Underlying
Reference: SPDR S&P Retail ETF Monthly,
Receive Variable 3.185% (SOFR + (1.80)%)
Monthly, 1/18/26 25,747 (473) — (473)
Total Bilateral Total Return Swaps — (473)
Total Bilateral Swaps — (473)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Interest Rate Swaps 0.0%
1 Year Interest Rate Swap, Receive Fixed
5.306% at Maturity, Pay Variable 5.390%
(SOFR) at Maturity, 7/15/24 130,408 37 — 37
Total Centrally Cleared Interest Rate Swaps 37
Total Centrally Cleared Swaps 37
Net payments (receipts) of variation margin to date —
Variation margin receivable (payable) on centrally cleared swaps $ 37

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/12/24 JPY 9,815,745 USD 67,954 $ 1,814
Bank of America 1/12/24 USD 11,392 CZK 255,865 (44)
BNP Paribas 1/3/24 BRL 215,350 USD 44,087 233
BNP Paribas 1/3/24 BRL 215,350 USD 44,482 (162)
BNP Paribas 1/3/24 USD 44,482 BRL 215,350 162
BNP Paribas 1/3/24 USD 44,220 BRL 215,350 (100)
BNP Paribas 1/12/24 CLP 39,238,720 USD 45,326 (831)
BNP Paribas 1/12/24 MXN 768,457 USD 43,873 1,270
BNP Paribas 1/12/24 PLN 178,830 USD 44,432 1,008
BNP Paribas 2/2/24 BRL 215,350 USD 44,032 198
Canadian Imperial Bank
of Commerce 1/12/24 AUD 135,643 USD 89,327 3,151
Citibank 1/12/24 GBP 71,180 USD 89,421 1,316
Citibank 1/12/24 USD 68,123 CHF 59,566 (2,806)
Deutsche Bank 1/12/24 HUF 3,989,352 USD 11,326 150
Deutsche Bank 1/12/24 IDR 277,738,329 USD 17,886 154
Deutsche Bank 1/12/24 USD 11,266 CZK 255,865 (170)
Goldman Sachs 1/12/24 HUF 3,989,351 USD 11,447 29
HSBC Bank 1/12/24 JPY 10,336,728 USD 71,492 1,979
RBC Dominion Securities 1/12/24 INR 3,018,700 USD 36,179 74
Net unrealized gain (loss) on open forward
currency exchange contracts $ 7,425

T. ROWE PRICE Real Assets Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 328 ASX SPI 200 Index contracts 3/24 42,384 $ 693
Long, 220 NASDAQ 100 E-mini contracts 3/24 74,903 3,141
Long, 1,973 Russell 2000 E-mini Index contracts 3/24 202,006 14,563
Long, 490 S&P 500 E-mini Index contracts 3/24 118,090 4,016
Long, 823 S&P 500 E-mini Index Energy Sector
contracts 3/24 72,942 2,079
Short, 652 S&P 500 E-mini Index Real Estate Select
Sector contracts 3/24 (32,298) (1,909)
Long, 209 TOPIX Index contracts 3/24 35,071 126
Net payments (receipts) of variation margin to date (26,168)
Variation margin receivable (payable) on open futures contracts $ (3,459)

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Lilac Solutions, Series B  $ — $ (113) $ —
Lilac Solutions, Series C-1  ^^ — 616 —
T. Rowe Price Government Reserve Fund, 5.42% — — —++
T. Rowe Price Treasury Reserve Fund, 5.40% — — 9,646
Totals $ —# $ 503 $ 9,646+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
Lilac Solutions, Series B  $ * $ — $ — $ *
Lilac Solutions, Series C-1  ^^ * 2,466 2,466 *
T. Rowe Price Government
Reserve Fund, 5.42% 166,720   ¤   ¤ 262,380
T. Rowe Price Treasury Reserve
Fund, 5.40% 204,321   ¤   ¤ 309,537
Total $ 571,917^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $9,646 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $571,917.
^^ Includes previously reported affiliates Lilac Solutions acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Real Assets Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $8,735,145) $ 9,887,380
Dividends and interest receivable 17,980
Unrealized gain on forward currency exchange contracts 11,538
Receivable for investment securities sold 11,458
Due from affiliates 4,549
Receivable for shares sold 1,297
Foreign currency (cost $1,247) 1,243
Restricted cash pledged for bilateral derivatives 308
Variation margin receivable on centrally cleared swaps 37
Cash 1
Other assets 4,563
Total assets 9,940,354
Liabilities
Obligation to return securities lending collateral 262,380
Payable for shares redeemed 7,326
Payable for investment securities purchased 7,274
Investment management fees payable 5,071
Unrealized loss on forward currency exchange contracts 4,113
Variation margin payable on futures contracts 3,459
Unrealized loss on bilateral swaps 473
Payable to directors 8
Other liabilities 482
Total liabilities 290,586
NET ASSETS $ 9,649,768

T. ROWE PRICE Real Assets Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 605,894
Paid-in capital applicable to 683,305,875 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 9,043,874
NET ASSETS $ 9,649,768
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $141,944; Shares outstanding: 9,985,097) $ 14.22
I Class
(Net assets: $1,153,256; Shares outstanding: 82,188,530) $ 14.03
Z Class
(Net assets: $8,354,568; Shares outstanding: 591,132,248) $ 14.13

T. ROWE PRICE Real Assets Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $6,176) $ 241,989
    Interest 4,205
Securities lending 1,687
Total income 247,881
Expenses
Investment management 48,661
Shareholder servicing
Investor Class $ 400
I Class 316 716
Prospectus and shareholder reports
Investor Class 23
I Class 3
Z Class 6 32
Custody and accounting 724
Registration 432
Legal and audit 110
Directors 26
Proxy and annual meeting 10
Miscellaneous 190
Waived / paid by Price Associates (43,251)
Total expenses 7,650
Net investment income 240,231

T. ROWE PRICE Real Assets Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (234,284)
Futures 6,733
Swaps (5,948)
Forward currency exchange contracts (14,617)
Foreign currency transactions (1,222)
Net realized loss (249,338)
Change in net unrealized gain / loss
Securities 625,985
Futures 13,834
Swaps (438)
Forward currency exchange contracts 5,498
Other assets and liabilities denominated in foreign currencies 86
Change in net unrealized gain / loss 644,965
Net realized and unrealized gain / loss 395,627
INCREASE IN NET ASSETS FROM OPERATIONS
$ 635,858

T. ROWE PRICE Real Assets Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 240,231 $ 204,725
Net realized loss (249,338) (85,473)
Change in net unrealized gain / loss 644,965 (761,364)
Increase (decrease) in net assets from operations 635,858 (642,112)
Distributions to shareholders
Net earnings
Investor Class (2,187) (1,981)
I Class (21,595) (18,726)
Z Class (197,501) (156,201)
Decrease in net assets from distributions (221,283) (176,908)
Capital share transactions
*
Shares sold
Investor Class 20,056 56,553
I Class 346,585 442,517
Z Class 2,658,389 2,617,642
Distributions reinvested
Investor Class 2,167 1,965
I Class 21,556 18,683
Z Class 197,501 156,201
Shares redeemed
Investor Class (31,806) (200,789)
I Class (88,923) (60,322)
Z Class (514,156) (534,803)
Increase in net assets from capital share transactions 2,611,369 2,497,647

T. ROWE PRICE Real Assets Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase during period 3,025,944 1,678,627
Beginning of period 6,623,824 4,945,197
End of period $ 9,649,768 $ 6,623,824
*Share information (000s)
Shares sold
Investor Class 1,459 3,903
I Class 25,677 30,842
Z Class 193,961 177,805
Distributions reinvested
Investor Class 158 141
I Class 1,596 1,351
Z Class 14,522 11,237
Shares redeemed
Investor Class (2,318) (14,494)
I Class (6,465) (4,239)
Z Class (37,449) (38,160)
Increase in shares outstanding 191,141 168,386

T. ROWE PRICE Real Assets Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Real Assets Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth of capital. The fund has three classes of shares: the Real Assets Fund (Investor Class), the Real Assets
Fund–I Class (I Class) and the Real Assets Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from

T. ROWE PRICE Real Assets Fund

securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the year ended December 31, 2023, the fund realized
$14,155,000 of net gain on $33,656,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE Real Assets Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Real Assets Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Real Assets Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Real Assets Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,719,791 $ 3,298,345 $ 3,490 $ 9,021,626
Convertible Preferred Stocks — — 115,880 115,880
Corporate Bonds — 6,299 — 6,299
Equity Mutual Funds 124,643 — — 124,643
Preferred Stocks — — 149 149
Short-Term Investments 309,537 46,491 — 356,028
Securities Lending Collateral 262,380 — — 262,380
Options Purchased — 375 — 375
Total Securities 6,416,351 3,351,510 119,519 9,887,380
Swaps* — 37 — 37
Forward Currency Exchange
Contracts — 11,538 — 11,538
Futures Contracts* 24,618 — — 24,618
Total $ 6,440,969 $ 3,363,085 $ 119,519 $ 9,923,573
Liabilities
Swaps $ — $ 473 $ — $ 473
Forward Currency Exchange
Contracts — 4,113 — 4,113
Futures Contracts* 1,909 — — 1,909
Total $ 1,909 $ 4,586 $ — $ 6,495
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Real Assets Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2023, totaled $4,502,000 for the year ended December 31, 2023.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
12/31/23
Investment in Securities
Common Stocks $ 14,174 $ 1,056 $ — $ (11,740) $ 3,490
Convertible Preferred Stocks 84,171 6,106 30,774 (5,171) 115,880
Preferred Stocks 142 7 — — 149
Total $ 98,487 $ 7,169 $ 30,774 $ (16,911) $ 119,519

T. ROWE PRICE Real Assets Fund

obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps $ 37
Foreign exchange derivatives Forwards 11,538
Equity derivatives
Futures
,
Securities^ 24,993
^
,*
Total $ 36,568
^
,*
Liabilities
Foreign exchange derivatives Forwards $ 4,113
Equity derivatives
Bilateral Swaps
,
Futures 2,382
Total $ 6,495
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Real Assets Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ — $ 8,686 $ — $ 288 $ 8,974
Foreign exchange
derivatives — — (14,617) — (14,617)
Equity derivatives (3,039) (1,953) — (6,236) (11,228)
Total $ (3,039) $ 6,733 $ (14,617) $ (5,948) $ (16,871)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ (169) $ — $ 35 $ (134)
Foreign exchange
derivatives — — 5,498 — 5,498
Equity derivatives (3,427) 14,003 — (473) 10,103
Total $ (3,427) $ 13,834 $ 5,498 $ (438) $ 15,467
^ Options purchased are reported as securities.

T. ROWE PRICE Real Assets Fund

Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of December 31,
2023, cash of $308,000 and securities valued at $1,598,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of December 31, 2023,

T. ROWE PRICE Real Assets Fund

collateral pledged by counterparties to the fund for bilateral derivatives consisted of $7,564,000 cash and securities valued at $1,704,000. As of December 31, 2023, securities valued at $33,090,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31,
2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 2% and 8% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the

T. ROWE PRICE Real Assets Fund

contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 7% of net assets.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty
(OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in
Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 13% of net assets.
Swaps  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks.
The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as

T. ROWE PRICE Real Assets Fund

a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying
Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of
Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and
Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin).
Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 2% of net assets.

T. ROWE PRICE Real Assets Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other

T. ROWE PRICE Real Assets Fund

administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$253,260,000, the value of cash collateral and related investments was $262,380,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $7,457,147,000 and $4,820,936,000, respectively, for the year ended December 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions, the character of net currency gains or losses, the character of income on swaps and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 221,283 $ 176,908

T. ROWE PRICE Real Assets Fund

At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on passive foreign investment companies and certain open derivative contracts and differences in treatment of corporate actions. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. Other temporary differences relate primarily to deferral of REIT income.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax
($000s)
Cost of investments $ 8,934,734
Unrealized appreciation $ 1,429,442
Unrealized depreciation (475,758)
Net unrealized appreciation (depreciation) $ 953,684
($000s)
Undistributed ordinary income $ 23,008
Net unrealized appreciation (depreciation) 953,684
Loss carryforwards and deferrals (379,527)
Other temporary differences 8,729
Total distributable earnings (loss) $ 605,894

T. ROWE PRICE Real Assets Fund

expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. From
May 1, 2023 through October 31, 2023, the Investor Class was not subject to a contractual limitation. Prior to May 1, 2023, the contractual expense limitation for the
Investor Class was 0.99%. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses)
that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay
Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Real Assets Fund

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below and remain subject to repayment by the fund. Including this amount, expenses previously waived/paid by Price Associates in the amount of $36,000 remain subject to repayment by the fund at December 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.99% 0.05% 0.00%
Expense limitation date 04/30/25 04/30/25 N/A
(Waived)/repaid during the period ($000s) $1 $(35) $(43,217)

T. ROWE PRICE Real Assets Fund

capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2023, expenses incurred pursuant to these service agreements were $115,000 for Price
Associates; $325,000 for T. Rowe Price Services, Inc.; and $3,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2023, the fund was charged $244,000 for shareholder servicing costs related to the college savings plans, of which $155,000 was for services provided by Price. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At December 31, 2023, no shares of the Investor Class were held by college savings plans and approximately 42% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2023, approximately 42% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct

T. ROWE PRICE Real Assets Fund

purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $184,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Real Assets Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Real Assets Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price
Real Assets Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Real Assets Fund, Inc. (the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statement of changes in net assets for each of the two years in the period ended
December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Real Assets Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 21, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Real Assets Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For corporate shareholders, $36,650,000 of the fund's income qualifies for the dividends-
received deduction.
For taxable non-corporate shareholders, $126,156,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$38,038,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.

T. ROWE PRICE Real Assets Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Real Assets Fund

APPROVAL OF SUBADVISORY AGREEMENT
At a meeting held on October 23, 2023 (Meeting), the fund’s Board of Directors (Board)
considered the initial approval of an investment subadvisory agreement (Subadvisory
Contract) that T. Rowe Price Associates, Inc. (Adviser), entered into with T. Rowe Price
Australia Limited (Subadviser) on behalf of the fund. The Subadvisory Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the
Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
At the Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. Each year, the Board considers the continuation of the investment management agreement (Advisory Contract) between the fund and the Adviser. The fund’s Advisory Contract was most recently approved by the Board at a meeting held on March 6–7, 2023 (March Meeting). A discussion of the basis for the Board’s approval of the Advisory Contract is included in the fund’s semiannual shareholder report for the period ended June 30, 2023. The factors considered by the
Board at the Meeting in connection with approval of the proposed Subadvisory Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the Meeting, the Board, including all of the fund’s independent directors, approved the Subadvisory Contract between the Adviser and Subadviser on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Subadvisory Contract effective November 1, 2023.

T. ROWE PRICE Real Assets Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Real Assets Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Real Assets Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Real Assets Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Real Assets Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Real Assets Fund  Principal Occupation(s)
E. Frederick Bair, CFA, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Richard Coghlan, PhD. (1961)
Co-president
Vice President, Price Japan, T. Rowe Price, and
T. Rowe Price Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Real Assets Fund

Name (Year of Birth)
Position Held With Real Assets Fund  Principal Occupation(s)
Christopher Faulkner-MacDonagh (1969)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Matthew A. Howell, IMC (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Shinwoo Kim (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Sébastien Page  (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Robert A. Panariello (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
John Corbin Qian (1989)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael K. Sewell (1982)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Charles M. Shriver, CFA (1967)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
J. Zachary Wood, CFA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Real Assets Fund

Name (Year of Birth)
Position Held With Real Assets Fund  Principal Occupation(s)
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3282447 F176-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$24,714	$21,734
Audit-Related Fees	-	-
Tax Fees	9,536	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Assets Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 21, 2024